Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,440,000.00
Previously Paid Amount	0.00
Total Fee Amount	6,998.28
Total Offset Amount	5,386.38
Net Fee	$ 1,611.90
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A